Long-Term Debt and Interest Rate Swap Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consisted of the following:

	June 30,	December 31,
(in millions)	2014	2013
3.125% Senior Secured Notes due 2019, net of original issue discount	$399	—
7.5% Senior Secured Notes due 2019, net of original issue discount	761	761
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	750
4.85% Senior Secured Notes due 2024, net of original issue discount	600	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	300
Senior secured credit facility	65	922
Capital lease obligations	73	80
Total debt	3,948	3,813
Less current portion	(11)	(13)
Long-term portion of debt and capital lease obligations	$3,937	3,800

Long-term debt consisted of the following:

	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$—	500
7.5% Senior Secured Notes due 2019, net of original issue discount	761	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	922	903
Capital lease obligations	80	86
Total debt	3,813	3,477
Less current portion	(13)	(12)
Long-term portion of debt and capital lease obligations	$3,800	3,465